Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 718,684	$ 734,747	$ 528,933	$ 605,467
Other current assets	29,924	84,533
Total current assets	1,079,941	1,238,102
NON-CURRENT ASSETS:
Total assets	4,091,544	8,020,220
CURRENT LIABILITIES:
Total current liabilities	812,011	401,464
NON-CURRENT LIABILITIES
Long term debt, net of current portion	3,247,216	4,271,743
Total non-current liabilities	3,268,783	4,343,991
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2015 and 2016, nil issued and outstanding at December 31, 2015 and 2016, respectively	0	0
Common stock, $0.01par value; 1,000,000,000 shares authorized, at December 31, 2015 and 2016,160,888,606 issued and outstanding at December 31, 2015 and 2016, respectively	1,609	1,609
Treasury stock ; 22,222,222 shares at December 31, 2015 and $0.01 par value; 78,301,755 shares at December 31, 2016	(783)	(222)
Additional paid-in capital	3,524,426	3,572,549
Accumulated other comprehensive loss	3,346	(22,841)
Accumulated deficit	(3,517,848)	(276,330)
Total stockholders' equity	10,750	3,274,765	3,166,276	2,979,843
Total liabilities and stockholders' equity	4,091,544	8,020,220
Ocean Rig UDW Inc
CURRENT ASSETS:
Cash and cash equivalents	26	35	$ 60	$ 58
Other current assets	194	182
Total current assets	220	217
NON-CURRENT ASSETS:
Investments in subsidiaries (Eliminated in consolidation)	143,381	3,781,705
Total non-current assets	143,381	3,781,705
Total assets	143,601	3,781,922
CURRENT LIABILITIES:
Other current liabilities	3,007	9,913
Total current liabilities	3,007	9,913
NON-CURRENT LIABILITIES
Long term debt, net of current portion	129,844	497,244
Total non-current liabilities	129,844	497,244
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2015 and 2016, nil issued and outstanding at December 31, 2015 and 2016, respectively	0	0
Common stock, $0.01par value; 1,000,000,000 shares authorized, at December 31, 2015 and 2016,160,888,606 issued and outstanding at December 31, 2015 and 2016, respectively	1,609	1,609
Treasury stock ; 22,222,222 shares at December 31, 2015 and $0.01 par value; 78,301,755 shares at December 31, 2016	(783)	(222)
Additional paid-in capital	3,524,426	3,572,549
Accumulated other comprehensive loss	3,346	(22,841)
Accumulated deficit	(3,517,848)	(276,330)
Total stockholders' equity	10,750	3,274,765
Total liabilities and stockholders' equity	$ 143,601	$ 3,781,922